Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues, net (including revenues, net from related parties of $31,885, $29,203 and $31,796, respectively)	$ 1,187,741	$ 1,078,300	$ 973,644
Operating expenses:
Technical and operating (excluding depreciation and amortization shown below and including charges (credits) from related parties of $5,040, $3,971 and $(2,043), respectively)	425,961	366,093	310,365
Selling, general and administrative (including charges from related parties of $57,004, $100,230 and $87,239, respectively)	335,656	328,134	313,904
Restructuring (credit) expense	(240)	(2,218)	5,162
Depreciation and amortization	99,848	106,455	106,504
Total operating expenses	861,225	798,464	735,935
Operating income	326,516	279,836	237,709
Other income (expense):
Interest expense	(95,870)	(75,800)	(79,778)
Interest income	1,074	2,388	836
Write-off of deferred financing costs	(6,247)	0	0
Loss on extinguishment of debt	(14,726)	0	0
Miscellaneous, net	(137)	(162)	187
Total non-operating income (expense)	(115,906)	(73,574)	(78,755)
Income from continuing operations before income taxes	210,610	206,262	158,954
Income tax expense	(84,248)	(88,073)	(70,407)
Income from continuing operations	126,362	118,189	88,547
Income (loss) from discontinued operations, net of income taxes	92	(38,090)	(34,791)
Net income	$ 126,454	$ 80,099	$ 53,756
Basic net income (loss) per share:
Income from continuing operations	$ 1.82	$ 1.71	$ 1.28
Income (loss) from discontinued operations	$ 0.00	$ (0.55)	$ (0.50)
Net income	$ 1.83	$ 1.16	$ 0.78
Diluted net income (loss) per share:
Income from continuing operations	$ 1.79	$ 1.71	$ 1.28
Income (loss) from discontinued operations	$ 0.00	$ (0.55)	$ (0.50)
Net income	$ 1.79	$ 1.16	$ 0.78
Weighted average common shares:
Basic weighted average common shares	69,283	69,161	69,161
Diluted weighted average common shares	70,731	69,161	69,161